Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business
DoorDash, Inc. (the “Company”), is incorporated in Delaware with headquarters in San Francisco, California. The Company provides a local logistics platform that enables local businesses to address consumers’ expectations of ease and immediacy and thrive in today’s convenience economy.
The Company’s local logistics platform connects merchants, consumers, and Dashers. The Company operates the DoorDash Marketplace, which enables merchants to establish an online presence and expand their reach by connecting them with consumers (the “Marketplace”). Merchants can fulfill this demand with independent contractors who use the Company’s platform to deliver orders (“Dashers”). As part of the Marketplace, the Company also offers Pickup, which allows consumers to place advance orders, skip lines, and pick up their orders conveniently with no consumer fees, as well as DoorDash for Work, which provides merchants on the Company’s platform with large group orders and catering orders for businesses and events. The Marketplace also includes DashPass, the Company’s membership product, which was formerly referred to the Company’s subscription product, which provides consumers with unlimited access to eligible merchants with zero delivery fees and reduced service fees. In addition to the Marketplace, the Company offers Platform Services, which primarily includes DoorDash Drive, or Drive, a white-label logistics service that enables merchants that have generated consumer demand through their own channels to fulfill this demand using the Company’s local logistics platform, and DoorDash Storefront, or Storefront, that enables merchants to create their own branded online ordering experience, providing them with a turnkey solution to offer consumers on-demand
access to
e-commerce
without investing in
in-house
engineering or logistics capabilities.

1. Organization and Description of Business
Description of Business
DoorDash, Inc. (the “Company”), is incorporated in Delaware with headquarters in San Francisco, California. The Company provides a local logistics platform that enables local brick-and-mortar
businesses to address consumers’ expectations of ease and immediacy and thrive in today’s convenience economy.
The Company’s local logistics platform connects merchants, consumers, and Dashers. The Company operates the DoorDash Marketplace, which enables merchants to establish an online presence and expand their reach by connecting them with consumers (the “Marketplace”). Merchants can either fulfill this demand with independent contractors who use the Company’s platform to deliver orders (“Dashers”) or by in-person
pickup by consumers. As part of the Marketplace, the Company also offers Pickup, which allows consumers to place advance orders, skip lines, and pick up their orders conveniently with no consumer fees, as well as DoorDash for Work, which provides merchants on the Company’s platform with large group orders and catering orders for businesses and events. The Marketplace also includes DashPass, the Company’s subscription product, which provides consumers with unlimited access to eligible merchants with zero delivery fees and reduced service fees. In addition to the Marketplace, the Company offers DoorDash Drive, a white-label logistics service that enables merchants that have generated consumer demand through their own channels to fulfill this demand using the Company’s local logistics platform (“Drive”), and DoorDash Storefront that enables merchants to create their own branded online ordering experience, providing them with a turnkey solution to offer consumers on-demand
access to
e-commerce
without investing in
in-house
engineering or logistics capabilities.
Initial Public Offering
On December 9, 2020, the Company completed its initial public offering (“IPO”) in which it issued and sold 33 million shares of its Class A common stock at the public offering price of $102.00 per share. The Company received net proceeds of $3.3 billion after deducting underwriting discounts and commissions and offering costs.
Immediately prior to the completion of the IPO, all shares of the Company’s outstanding redeemable convertible preferred stock automatically converted into 239 million shares of its common stock. Additionally, immediately prior to the completion of the IPO, the Company filed its Amended and Restated Certificate of Incorporation, which authorizes a total of 6.0 billion shares of Class A common stock, 200 million shares of Class B common stock, 2.0 billion shares of Class C common stock, and 600 million shares of preferred stock. Upon the filing of the Amended and Restated Certificate of Incorporation, 285 million shares of the Company’s common stock were automatically reclassified into an equivalent number of shares of the Company’s Class A common stock (the “Reclassification”). Immediately after the Reclassification and prior to the completion of the IPO, a total of 31 million shares of Class A common stock held by Tony Xu, Andy Fang, Stanley Tang, and their respective affiliated trusts were exchanged for an equivalent number of shares of Class B common stock pursuant to the terms of certain exchange agreements. As a result, following the completion of the IPO, the Company has three classes of authorized common stock: Class A common stock, Class B common stock, and Class C common stock, of which Class A common stock and Class B common stock were outstanding as of December 31, 2020.
The Company granted certain employees restricted stock units (“RSUs”) with both service-based and liquidity event-related performance vesting conditions (“IPO Vested RSUs”). Upon the consummation of the Company’s IPO, the Company recognized $279 million of stock-based compensation expense for IPO Vested RSUs as the performance vesting condition was satisfied. One share of Class A common stock for each of the IPO Vested RSUs will be delivered on the applicable settlement date, which is approximately 180 days after the IPO. The future tax benefits on settlement of the above RSUs is not expected to be material as currently the Company has established valuation allowances to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
To meet the related tax withholding requirements related to IPO Vested RSUs, for stockholders who elected to net share settle, the Company withheld 65,058 shares of Class A common stock subject to the vesting of the IPO Vested RSUs and paid $7 million to the relevant tax authorities in cash to satisfy such tax obligations as well as any income tax withholding obligations arising as a result of settlement of such shares. Certain employees elected to receive a short-term loan from the Company, with interest that will accrue at the applicable federal rate. The short-term loan extended to employees totaled $10 million as of December 31, 2020 and is included within prepaid expenses and other current assets on the Company’s consolidated balance sheets. The balance of the loan is repayable from the proceeds of sale of shares into the market on the settlement date.
Stock Splits
In November 2020, the Company’s board of directors and the stockholders of the Company approved a five-for-one
forward stock split of the Company’s common stock and redeemable convertible preferred stock (collectively, the “Capital Stock”), which became effective on November 9, 2020. The authorized number of each class and series of Capital Stock was proportionally increased in accordance with the five-for-one
stock split and the par value of each class of Capital Stock was not adjusted as a result of this forward stock split. All common stock, redeemable convertible preferred stock, stock options, RSUs, warrants, and per share information presented within these consolidated financial statements have been adjusted to reflect this forward stock split on a retroactive basis for all periods presented.